Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Continuing operations
Gross revenue	$ 4,283.8	$ 4,028.7
Less subconsultant and other direct expenses	928.6	854.9
Net revenue	3,355.2	3,173.8
Direct payroll costs	1,540.0	1,411.9
Gross margin	1,815.2	1,761.9
Administrative and marketing expenses	1,438.2	1,407.7
Depreciation of property and equipment	50.1	52.2
Amortization of intangible assets	65.0	73.0
Net interest expense	28.7	25.9
Other net finance expense	5.7	7.1
Share of income from joint ventures and associates	(1.6)	(2.7)
Foreign exchange loss (gain)	2.7	(0.2)
Gain on disposition of a subsidiary		(54.6)
Other expense (income)	0.1	(10.0)
Income before income taxes and discontinued operations	226.3	263.5
Income taxes
Current	54.5	192.9
Deferred	0.5	(26.4)
Total income taxes	55.0	166.5
Net income for the year from continuing operations	171.3	97.0
Discontinued operations
Net loss from discontinued operations, net of tax	(123.9)
Net income for the year	$ 47.4	$ 97.0
Earnings (Loss) per share, basic and diluted
Continuing operations	$ 1.51	$ 0.85
Discontinued operations	(1.09)
Total basic and diluted earnings per share	$ 0.42	$ 0.85